UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

	Validea Market Legends ETF
	Schedule of Investments
	August 31, 2016 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 98.6%
	Accommodation and Food Services - 0.9%
2,988	Darden Restaurants, Inc.	$184,180
	Administrative and Support and Waste Management and Remediation Services - 1.8%
4,728	Robert Half International, Inc.	181,224
7,963	West Corporation	186,573
		367,797
	Construction - 4.1%
38,299	Helix Energy Solutions Group, Inc. (a)	287,242
5,629	LGI Homes, Inc. (a)	216,266
14,925	Tutor Perini Corporation (a)	346,111
		849,619
	Educational Services - 2.0%
3,886	Strayer Education, Inc. (a)	189,171
3,887	TAL Education Group - ADR (a)	232,287
		421,458
	Finance and Insurance - 13.4%
3,918	Amerisafe, Inc.	235,119
6,682	AmTrust Financial Services, Inc.	177,006
2,014	Banco Macro SA - ADR	157,777
967	Credit Acceptance Corporation (a)	193,062
4,174	Eagle Bancorp, Inc. (a)	216,046
5,654	Grupo Financiero Galicia S.A. - ADR	168,263
9,203	Home BancShares, Inc.	215,350
10,914	Maiden Holdings Ltd	150,722
8,145	Noah Holdings, Ltd. - ADR (a)	214,214
9,827	Old Republic International Corporation	188,973
13,874	Retrophin, Inc. (a)	222,261
10,083	Universal Insurance Holdings, Inc.	249,857
2,175	Verisk Analytics, Inc. (a)	180,634
7,406	Walker & Dunlop, Inc. (a)	196,259
		2,765,543
	Information - 4.4%
3,244	Argan, Inc.	155,096
1,907	Walt Disney Company	180,135
12,274	KT Corporation - ADR (a)	190,615
972	NetEase, Inc. - ADR	206,035
3,346	Ubiquiti Networks, Inc. (a)	171,984
		903,865
	Information Technology - 0.9%
15,017	Cheetah Mobile, Inc. - ADR (a)	193,119
	Management of Companies and Enterprises - 1.9%
5,148	EchoStar Corporation (a)	199,537
5,107	FCB Financial Holdings, Inc. (a)	195,598
		395,135
	Manufacturing - 33.1%
7,907	AAON, Inc.	223,768
2,004	American Woodmark Corporation (a)	174,348
4,521	Anika Therapeutics, Inc. (a)	213,572
1,514	Apple, Inc.	160,635
8,095	Benchmark Electronics, Inc. (a)	195,251
5,791	Cooper Tire & Rubber Company	196,836
7,221	Cree, Inc. (a)	173,376
15,325	Dana Holding Corporation	220,986
2,735	Drew Industries, Inc.	278,560
3,512	Dril-Quip, Inc. (a)	195,162
6,344	FARO Technologies, Inc. (a)	206,814
4,208	First Solar, Inc. (a)	159,147
3,768	Five Prime Therapeutics, Inc. (a)	165,717
4,946	Fossil Group, Inc. (a)	141,258
5,016	Hain Celestial Group, Inc. (a)	184,338
4,579	Innospec, Inc.	271,443
3,590	Inogen, Inc. (a)	208,292
18,939	LG Display Company Ltd - ADR (a)	253,025
1,497	Ligand Pharmaceuticals, Inc. (a)	154,655
8,376	Movado Group, Inc.	190,135
58,062	PDL BioPharma, Inc.	168,960
2,509	Polaris Industries, Inc.	217,380
1,925	Sanderson Farms, Inc.	185,243
688	Sherwin-Williams Company	195,192
5,720	Silicon Motion Technology Corporation - ADR	288,746
9,944	Supernus Pharmaceuticals, Inc. (a)	212,603

3,688	Thor Industries, Inc.	299,281
1,642	United Therapeutics Corporation (a)	200,784
2,046	Universal Forest Products, Inc.	223,321
3,785	Valero Energy Corporation	209,500
16,048	Wabash National Corporation (a)	223,870
3,725	Westlake Chemical Corporation	193,029
9,970	Winnebago Industries, Inc.	239,978
		6,825,205
	Mining, Quarrying, and Oil and Gas Extraction - 5.0%
21,111	Atwood Oceanics, Inc.	166,777
48,416	EP Energy Corporation (a)	199,474
14,620	Forum Energy Technologies, Inc. (a)	256,873
5,882	Sasol Ltd. - ADR	148,579
15,330	Superior Energy Services, Inc.	258,004
		1,029,707
	Professional, Scientific, and Technical Services - 4.9%
3,750	Cognizant Technology Solutions Corporation (a)	215,400
1,003	FactSet Research Systems, Inc.	178,564
3,387	Insperity, Inc.	222,018
4,544	Syntel, Inc. (a)	209,797
17,439	Wipro Ltd - ADR	179,970
		1,005,749
	Real Estate and Rental and Leasing - 3.8%
9,258	American Capital Agency Corporation (b)	178,772
9,443	Duke Realty Corporation (b)	265,537
1,362	Jones Lang LaSalle, Inc.	159,014
6,128	Marcus & Millichap, Inc. (a)	159,634
		762,957
	Retail Trade - 11.2%
2,686	Dillard’s, Inc.	161,805
9,637	Finish Line, Inc.	231,963
2,561	Foot Locker, Inc.	168,104
6,764	GameStop Corporation	192,030
2,842	Genesco, Inc. (a)	206,443
9,152	MarineMax, Inc. (a)	181,484
2,090	REX American Resources Corporation (a)	168,120
4,437	Ross Stores, Inc.	276,159
3,162	TJX Companies, Inc.	244,865
5,187	United Natural Foods, Inc. (a)	236,527
6,917	Urban Outfitters, Inc. (a)	247,974
		2,315,474
	Transportation and Warehousing - 3.0%
37,230	DHT Holdings, Inc.	160,461
4,864	Hawaiian Holdings, Inc. (a)	228,511
4,451	United Continental Holdings, Inc. (a)	224,375
		613,347
	Utilities - 1.9%
6,981	Korea Electric Power Corporation - ADR (a)	180,529
4,267	Ormat Technologies, Inc.	206,523
		387,052
	Wholesale Trade - 6.3%
4,907	Avnet, Inc.	204,524
3,821	Dorman Products, Inc. (a)	240,990
17,233	Rayonier Advanced Materials, Inc.	211,966
2,709	Reliance Steel & Aluminum Company	195,265
3,302	Tech Data Corporation (a)	245,141
19,871	Xerox Corporation	195,729
		1,293,615
	TOTAL COMMON STOCKS (Cost $17,760,208)	20,313,822

	CLOSED-END FUNDS - 0.8%
10,398	American Capital Ltd (a)	175,622
	TOTAL CLOSED-END FUNDS (Cost $173,836)	175,622

	RIGHTS – 0.0%
3,881	Safeway Casa Ley (a)	–
3,881	Safeway DDC, LLC (a)	–
	TOTAL RIGHTS (COST $0)	–

	SHORT-TERM INVESTMENTS - 0.5%
103,390	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - 0.20% *	103,390
	TOTAL SHORT-TERM INVESTMENTS (Cost $103,390)	103,390

TOTAL INVESTMENTS (Cost $18,037,434) - 99.9%		20,592,834
Other Assets in Excess of Liabilities - 0.1%		15,110
NET ASSETS - 100.0%		$20,607,944

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of August 31, 2016
(b)	Real Estate Investment Trust

	The cost basis of investments for federal income tax purposes at August 31, 2016 was as follows+:

	Cost of Investments	$18,093,995
	Gross unrealized appreciation	2,946,260
	Gross unrealized depreciation	(447,421)
	Net unrealized appreciation	$2,498,839

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.
	For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent Semi-Annual or Annual report.

Summary of Fair Value Disclosure at August 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$20,313,822	$-	$-	$20,313,822
Closed-End Funds	175,622	-	-	175,622
Rights	-	-	-	-
Short-term Investments	103,390	-	-	103,390
Total Investments in Securities	$20,592,834	$-	$-	$20,592,834

^See Schedule of investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended August 31 2016, the fund did not recognize any transfers to or from levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)   /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date           10/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date          10/27/2016

By (Signature and Title)*     /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date          10/27/2016

* Print the name and title of each signing officer under his or her signature.